Business acquisitions and dispositions	12 Months Ended
Dec. 31, 2025
Business Combinations And Disposition [Abstract]
Business acquisitions and dispositions	Business acquisitions and disposition
2025
Acquisition of Ziply Fiber
On August 1, 2025, Bell Canada completed the acquisition of Ziply Fiber, the leading fibre Internet provider in the Pacific Northwest of the U.S., for cash consideration of $3.64 billion in U.S. dollars ($5.01 billion in Canadian dollars). This transaction is expected to enhance Bell Canada's growth profile and strategic position by giving it a foothold in the large, underpenetrated U.S. fibre market, while increasing its scale, diversifying its operating footprint and unlocking significant growth opportunities. The results of Ziply Fiber are included in our Bell CTS U.S. segment.
The allocation of the purchase price of Ziply Fiber includes provisional estimates, in particular for property, plant and equipment and intangible assets.
The following table summarizes the fair value of the consideration paid and the fair value assigned to each major class of assets and liabilities and reflects adjustments to provisional estimates presented in Q3 2025, primarily for property, plant and equipment, intangible assets and deferred tax liabilities.

Total
Cash consideration paid (1)	5,013
Deemed settlement of loan (2)	103
Total cost to be allocated	5,116
Trade and other receivables	96
Prepaid expenses	43
Property, plant and equipment (3)	3,945
Finite-life intangible assets (4)	873
Indefinite-life intangible assets	263
Post-employment benefit assets	20
Trade payables and other liabilities	(207)
Contract liabilities	(44)
Debt due within one year (5)	(3)
Long-term debt (5)	(2,754)
Deferred tax liabilities	(257)
Post-employment benefit obligations	(43)
Other non-current liabilities	(4)
1,928
Cash and cash equivalents	166
Fair value of net assets acquired	2,094
Goodwill (6)	3,022
(1)Reflects a net gain of $7 million from the settlement of foreign exchange forwards and cash designated to hedge the Ziply Fiber acquisition cost. See Note 30, Financial and capital management, for additional details.
(2)On June 25, 2025, Bell Canada entered into an agreement to loan Ziply Fiber up to $150 million in U.S. dollars. On July 30, 2025, a first loan draw of $75 million in U.S. dollars ($103 million in Canadian dollars) was made by Ziply Fiber.
(3)Consists of network infrastructure and equipment of $2,973 million, land and buildings of $537 million and assets under construction of $435 million.
(4)Consists mainly of customer relationships.
(5)See Note 26, Long-term debt, for additional details.
(6)Goodwill arises principally from expected synergies and future growth, of which approximately $1,584 million is deductible for tax purposes. Goodwill was allocated to our Bell CTS U.S. group of CGUs.
Operating revenues of $392 million from Ziply Fiber are included in the income statements for the year ended December 31, 2025. BCE’s operating revenues for the year ended December 31, 2025 would have been $25,019 million had the acquisition of Ziply Fiber occurred on January 1, 2025. A net loss of $87 million from Ziply Fiber is included in the income statements for the year ended December 31, 2025 and reflects early debt redemption costs of $109 million, before taxes. See Note 26, Long-term debt for additional details. BCE’s net earnings for the year ended December 31, 2025 would have been $6,496 million had the acquisition of Ziply Fiber occurred on January 1, 2025. These proforma amounts reflect the purchase price allocation.
2024
Acquisition of OUTFRONT Media’s Canadian out-of-home media business
On June 7, 2024, Bell Media completed the acquisition of OUTFRONT Media Inc.’s Canadian OOH media business, OUTEDGE Media Canada (OUTEDGE), for cash consideration of $429 million ($418 million net of cash acquired). The acquisition of OUTEDGE is expected to support Bell Media’s digital media strategy and to deliver multi-channel marketing solutions across Canada. The results of OUTEDGE are included in our Bell Media segment.
Pursuant to a consent agreement negotiated with the Competition Bureau, in April 2025, Bell Media disposed of 669 advertising displays in Québec and Ontario for proceeds of $14 million.
The following table summarizes the fair value of the consideration paid and the fair value assigned to each major class of assets and liabilities and reflects adjustments to provisional estimates presented in 2024, primarily for property, plant and equipment and deferred tax liabilities.

Total
Cash consideration paid	429
Total cost to be allocated	429
Trade and other receivables	40
Other non-cash working capital	7
Assets held for sale	16
Property, plant and equipment	290
Finite-life intangible assets	17
Other non-current assets	30
Trade payables and other liabilities	(12)
Contract liabilities	(1)
Debt due within one year	(20)
Liabilities held for sale	(10)
Long-term debt	(100)
Deferred tax liabilities	(41)
Other non-current liabilities	(7)
209
Cash and cash equivalents	11
Fair value of net assets acquired	220
Goodwill (1)	209
(1)Goodwill arises principally from expected synergies and future growth and is not deductible for tax purposes. Goodwill was allocated to our Bell Media group of CGUs.
Operating revenues of $65 million from OUTEDGE are included in the income statements for the year ended December 31, 2024. BCE’s operating revenues for the year ended December 31, 2024 would have been $24,457 million had the acquisition of OUTEDGE occurred on January 1, 2024. This pro forma amount reflects the elimination of intercompany transactions and the purchase price allocation. The transaction did not have a significant impact on our net earnings for the year ended December 31, 2024 and the impact on our net earnings would not have been significant had the acquisition occurred on January 1, 2024.
Acquisition of Stratejm
On July 2, 2024, Bell Canada acquired Stratejm Inc. (Stratejm) for cash consideration of $78 million ($73 million net of cash acquired) and additional cash consideration contingent on the achievement of certain performance objectives. This contingent consideration is expected to be settled by 2027 and the maximum amount payable is $20 million. Stratejm leverages artificial intelligence through end-to-end Security-as-a-Service solutions, real-time threat detection and response, and streamlining incident management processes. The results of Stratejm are included in our Bell CTS Canada segment.
The following table summarizes the fair value of the consideration paid and the fair value assigned to each major class of assets and liabilities and reflects adjustments to provisional estimates presented in 2024, primarily for finite-life intangible assets.

Total
Cash consideration paid	78
Contingent consideration (1)	11
Total cost to be allocated	89
Trade and other receivables	6
Other non-cash working capital	2
Finite-life intangible assets	21
Other non-current assets	1
Trade payables and other liabilities	(3)
Contract liabilities	(7)
Deferred tax liabilities	(6)
14
Cash and cash equivalents	5
Fair value of net assets acquired	19
Goodwill (2)	70
(1)The fair value of contingent consideration at the date of acquisition was estimated to be $11 million ($17 million at December 31, 2025).
(2)Goodwill arises principally from expected synergies and future growth and is not deductible for tax purposes. Goodwill was allocated to our Bell CTS Canada group of CGUs.
Operating revenues of $10 million from Stratejm are included in the income statements for the year ended December 31, 2024. BCE’s operating revenues for the year ended December 31, 2024 would have been $24,421 million had the acquisition of Stratejm occurred on January 1, 2024. This pro forma amount reflects the elimination of intercompany transactions and the purchase price allocation. The transaction did not have a significant impact on our net earnings for the year ended December 31, 2024 and the impact on our net earnings would not have been significant had the acquisition occurred on January 1, 2024.
Proposed disposition of Northwestel
In June 2024, Bell Canada entered into an agreement for the disposition of Northwestel Inc. (Northwestel) to Sixty North Unity, a consortium of Indigenous communities from the Yukon, the Northwest Territories and Nunavut, for up to $1 billion, subject to adjustments. We previously expected this transaction to close in 2025 and we continue to work with Sixty North Unity to close the transaction in 2026. The transaction remains subject to certain closing conditions, including securing financing by Sixty North Unity and, as such, there can be no assurance that the transaction will ultimately be consummated. The results of Northwestel are included in our Bell CTS Canada segment.